SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
SEGMENT REPORTING

15.                               SEGMENT REPORTING

The Group’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results of these four channels to make decisions about allocating resources and assessing performance for the entire Group. Prior to 2011, the Group had three major product distribution channels, “online platform,” “company-owned stores” and “franchised stores,” which constituted three operating segments. Since 2011, the online platform has been divided into two segments, internet platform and call center, due to the substantial growth in internet platform channels in 2011. Since January 2013, internet platform has been renamed as E-commerce channel to reflect the fact that the M18.com website has been operated by Giosis Mecoxlane and re-launched as a brand-neutral and open marketplace platform of independent sellers and brands while the Company’s branded merchandise has also been offered on other third-party e-commerce websites in China. Prior period information has been recast to be consistent with the current segment reporting structure. The Group does not allocate expenses below segment gross profit since these three channels share the same executive team, logistics center, occupancy expenses, marketing department, information technology infrastructures, human resources and finance department.

Net revenues, cost of goods sold and gross profit attributable to the different segments are as follows:

	E-commerce Channel	Call Center	Company Owned Stores	Franchised Stores	Total
	$	$	$	$	$

2011
Revenues	118,502,166	52,783,982	25,770,146	20,837,544	217,893,838
Cost of goods sold (excluding depreciation and amortization)	92,686,952	24,399,891	12,914,304	14,737,394	144,738,541
Gross Profit	25,815,214	28,384,091	12,855,842	6,100,150	73,155,297
Selling, general and administrative expenses					104,534,226
Depreciation and amortization					4,411,298
Other operating income, net					(932,748)
Loss from operations					(34,857,479)
Interest income					2,231,462
Other income, net					2,307,270
Loss before income tax, equity in an affiliate and noncontrolling interests					(30,318,747)

2012
Revenues	71,830,359	47,966,846	17,343,134	14,675,718	151,816,057
Cost of goods sold (excluding depreciation and amortization)	57,679,033	19,155,224	9,894,793	10,737,821	97,466,871
Gross Profit	14,151,326	28,811,622	7,448,341	3,937,897	54,349,186
Selling, general and administrative expenses					76,309,520
Depreciation and amortization					4,216,962
Other operating income, net					(1,805,346)

Loss from operations					(24,371,950)
Interest income					2,143,396
Other income, net					120,315
Loss before income tax, equity in an affiliate and noncontrolling interests					(22,108,239)

2013
Revenues	22,046,898	43,670,989	14,239,661	7,465,585	87,423,133
Cost of goods sold (excluding depreciation and amortization)	17,765,539	18,788,344	10,101,955	6,037,673	52,693,511
Gross Profit	4,281,359	24,882,645	4,137,706	1,427,912	34,729,622
Selling, general and administrative expenses					58,780,238
Depreciation and amortization					5,227,083
Other operating income, net					(6,484,477)

Loss from operations					(22,793,222)
Interest expense					(341,773)
Interest income					977,104
Other income, net					1,039,084
Loss before income tax, equity in an affiliate and noncontrolling interests					(21,118,807)

(1)                                 Segment cost of goods sold and gross profit reviewed by the chief operating decision maker excludes depreciation and amortization.

The Group’s net revenues are all generated from customers in the PRC. Accordingly, no geographical segments are presented. Net revenues by each group of similar products are as follows:

	For the years ended December 31,
	2011	2012	2013
	$	$	$
Apparel and accessories	156,299,108	96,896,947	43,628,443
Home products	20,636,356	10,315,617	134,906
Healthcare products	40,607,636	44,352,636	43,641,444
Others	350,738	250,857	18,340
Total net revenues	217,893,838	151,816,057	87,423,133

The Group operates in PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The assets of the Company support the operations of multiple segments and therefore could not be clearly allocated to a respective segment. As a result, the CODM does not review assets by segment when making decisions regarding resource allocation and performance assessment for the entire Group.